MPA-Q1

Quarterly Report
June 30, 2026
MFS®  Pennsylvania
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.0%
Airport Revenue – 3.7%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$1,000,000	$1,057,569
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	1,000,000	1,066,026
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	1,000,000	1,047,709
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	755,000	771,064
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	455,000	461,627
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2055	2,000,000	2,042,962
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	762,828
		$7,209,785
General Obligations - General Purpose – 3.5%
Allegheny County, PA, General Obligation, “C-80”, 5%, 12/01/2049	$1,000,000	$1,042,965
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	350,000	327,494
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	245,437	267,828
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	61,103	61,893
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	116,918	117,939
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	47,139	47,299
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	64,091	62,397
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	234,653	214,938
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	78,634	57,616
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,000,000	1,017,724
Penn Hills, PA, General Obligation, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	463,729
Pittsburgh, PA, General Obligation Capital Improvement, 4.25%, 9/01/2045	1,450,000	1,422,929
Punxsutawney, PA, General Obligation, “B”, AGM, 5%, 12/01/2046	500,000	509,964
Punxsutawney, PA, General Obligation, “B”, AGM, 5.125%, 12/01/2050	500,000	507,100
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	132,752
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	121,525
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	130,000	136,836
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	165,000	163,203
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	65,000	63,133
		$6,739,264
General Obligations - Schools – 16.7%
Allegheny County, PA, Bethel Park School District General Obligation, 5.5%, 8/01/2048	$1,000,000	$1,077,292
Allegheny County, PA, Brentwood Borough School District General Obligation, AGM, 5.25%, 5/15/2050	1,000,000	1,045,511
Allegheny County, PA, Elizabeth Forward School District General Obligation, BAM, 4.5%, 9/01/2050	1,000,000	995,621
Allegheny County, PA, Moon Area School District General Obligation, “B”, AGM, 4%, 11/15/2049	1,500,000	1,403,988
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 5%, 11/01/2041	885,000	944,002
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 5%, 11/01/2042	730,000	777,050
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 4.5%, 11/01/2051	1,000,000	988,768
Allentown, PA, School District, General Obligation, AGM, 5%, 6/01/2049	1,000,000	1,041,648
Beaver County, PA, Aliquippa School District General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,004,359
Berks County, PA, Muhlenberg School District General Obligation, 5%, 5/15/2054	1,000,000	1,027,407
Bradford & Wyoming Counties, PA, Wyalusing Area School District, General Obligation, 5.125%, 4/01/2065	1,000,000	1,018,119
Bucks County, PA, Bristol Township School District, General Obligation, BAM, 5%, 6/01/2047	1,500,000	1,572,359
Bucks County, PA, Pennsbury School District, General Obligation, 5%, 8/01/2043	560,000	599,362
Bucks County, PA, Pennsbury School District, General Obligation, 5%, 8/01/2044	1,000,000	1,065,100
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	940,703
Delaware County, PA, Haverford Township School District, General Obligation, 5%, 3/15/2043	750,000	797,255
Delaware County, PA, Haverford Township School District, General Obligation, 5%, 3/15/2044	500,000	530,548
Delaware County, PA, Haverford Township School District, General Obligation, 5%, 3/15/2044	800,000	857,399
Delaware County, PA, Interboro School District, General Obligation, AGM, 5.5%, 8/15/2063	1,500,000	1,613,892
Lebanon County, PA, (Cornwall-Lebanon School District) General Obligation, “A”, 5%, 2/15/2051	2,000,000	2,088,829
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	691,236
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,517,068
Montgomery County, PA, Cheltenham School District, General Obligation, 5%, 2/15/2046	275,000	289,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Montgomery County, PA, Cheltenham School District, General Obligation, 5%, 2/15/2051	$1,395,000	$1,450,327
Muhlenberg, PA, School District General Obligation, 5%, 5/15/2050	1,000,000	1,038,655
Muhlenberg, PA, School District General Obligation, 5%, 5/15/2055	1,000,000	1,034,305
Northampton and Lehigh Counties, PA, Bethlehem Area School District General Obligation, BAM, 5%, 10/01/2042	1,000,000	1,070,505
Philadelphia, PA, School District General Obligation, “A”, 5.5%, 9/01/2051	1,500,000	1,643,658
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,019
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,500,644
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	973,495
		$32,603,528
Healthcare Revenue - Hospitals – 12.7%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,026,185
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	83,000	88,000
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	1,470,000	1,403,467
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	735,000	553,575
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	105,000	107,006
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	933,603
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	699,332
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	339,782
Chester County, PA, Health & Education Facilities Authority, Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,752,718
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	100,000	105,908
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	900,000	917,695
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	501,990
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	997,576
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	423,329
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	977,135
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	1,000,000	1,053,406
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,933,429
Montour County, PA, Geisinger Authority, Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,007,216
Northampton County, PA, General Purpose Authority, Hospital Rev. (St. Luke's University Health Network Project), “A”, 5%, 8/15/2048	500,000	504,218
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 5.25%, 12/15/2051	1,000,000	1,053,727
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,000,000	883,601
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5.5%, 8/15/2055	1,000,000	1,088,420
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,008,570
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,002,931
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053 (u)	1,500,000	1,623,581
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	503,596
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	978,235
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,347,428
		$24,815,659
Healthcare Revenue - Long Term Care – 6.1%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$750,000	$746,371
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	408,505
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.25%, 6/01/2055	1,000,000	1,026,171
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	142,600
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	100,406
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	808,534
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2051	750,000	771,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	$750,000	$750,362
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	500,058
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	264,503
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	254,042
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	500,862
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	498,936
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	476,234
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2049	900,000	906,025
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), 5%, 12/01/2055	1,000,000	998,465
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	399,981
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	750,000	764,981
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	469,322
West Cornwall Township, PA, Municipal Authority Healthcare Facilities Rev. (Lebanon Valley Brethren Home Project), “A”,, 5.125%, 11/15/2052	1,000,000	1,010,440
		$11,798,735
Industrial Revenue - Environmental Services – 0.6%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$200,000	$211,244
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	1,000,000	1,001,415
		$1,212,659
Industrial Revenue - Other – 0.6%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,104,340
Land Development – 0.2%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$502,755
Miscellaneous Revenue - Other – 1.7%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$395,000	$395,389
Pennsylvania Economic Development Authority Rev. (Capitol Region Parking System), AGM, 4%, 1/01/2041	1,300,000	1,290,023
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	125,000	127,014
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	970,811
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	525,000	533,283
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	65,224
		$3,381,744
Multi-Family Housing Revenue – 4.0%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$443,976	$452,063
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (B'nai B'rith House of Reading), FNMA, 5.25%, 9/01/2042	1,000,000	1,068,867
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	897,581	885,551
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Darby Townhouses), FNMA, 4.9%, 6/01/2041	995,000	1,024,678
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Skyview Park Apartments), FNMA, 4.625%, 2/01/2042	1,490,000	1,539,514
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Walnut Park Plaza), “A”, 4.85%, 8/01/2045	1,500,000	1,525,288
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058 (Prerefunded 12/01/2026)	1,250,000	1,260,243
		$7,756,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$241,496
Sales & Excise Tax Revenue – 1.9%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$120,000	$117,175
New York Dormitory Authority Rev., State Sales Tax Rev., “A”, 5%, 3/15/2055	500,000	521,954
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	35,000	35,112
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	124,000	122,415
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	979,000	977,412
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	243,000	243,038
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	116,000	116,018
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	364,000	356,049
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	9,000	8,204
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	524,000	447,950
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	509,000	403,922
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	227,000	84,436
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	142,350
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024 (a)(d)(z)	205,000	184,500
		$3,761,487
Secondary Schools – 2.4%
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	$750,000	$694,661
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	500,000	500,310
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	490,109
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	558,185
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	902,243
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	450,140
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	494,835
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	500,000	506,464
		$4,596,947
Single Family Housing - State – 9.1%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.6%, 10/01/2049 (n)	$1,000,000	$996,560
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 6%, 10/01/2054 (n)	1,235,000	1,327,790
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	999,583
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	1,021,467
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	1,002,178
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,005,000	1,063,501
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	1,050,000	1,107,215
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “145A”, 4.75%, 10/01/2049	1,000,000	1,011,331
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 4.75%, 4/01/2053	1,000,000	1,002,796
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054	890,000	963,445
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “149A”, 5.1%, 10/01/2045	1,000,000	1,046,101
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “150A”, 5.15%, 10/01/2045	1,500,000	1,557,823
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “152A”, 4.7%, 10/01/2051	1,500,000	1,504,613
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “152A”, 6.25%, 10/01/2056	1,500,000	1,675,916
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,553,075
		$17,833,394

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 2.5%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$565,000	$520,512
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2043	500,000	531,090
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2044	650,000	687,841
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	90,000	104,897
Pennsylvania School District Authority Rev. (William Penn School District Project), “A”, BAM, 4.125%, 3/15/2044	1,200,000	1,205,913
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	258,025
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,031,066
Philadelphia, PA, Energy Authority City Service Agreement Rev. (Energy Conservation Improvement Project), “A”, 5%, 11/01/2046	500,000	534,285
		$4,873,629
Student Loan Revenue – 3.1%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$570,000	$555,146
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	510,000	499,176
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.25%, 6/01/2047	750,000	751,906
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	750,000	728,969
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	750,000	756,648
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	421,848
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	470,000	415,412
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	925,000	928,621
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	505,000	497,757
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	500,000	484,831
		$6,040,314
Tax - Other – 2.8%
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$1,049,136
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	304,255
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	501,399
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	675,000	682,638
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	110,000	110,643
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	285,000	299,766
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,120
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	184,328
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	461,130
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,279,530
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	489,136
		$5,422,081
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$540,000	$474,856
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	195,000	152,656
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	300,000	275,375
		$902,887
Toll Roads – 2.8%
Delaware River Joint Toll Bridge Commission (Pennsylvania-New Jersey) Bridge System Rev., “A”, 5.25%, 7/01/2051 (w)	$1,000,000	$1,087,999
Pennsylvania Turnpike Commission, Oil Franchise Tax Rev., “A”, 5.25%, 12/01/2053	1,000,000	1,068,637
Pennsylvania Turnpike Commission, Turnpike Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,387,235
Pennsylvania Turnpike Commission, Turnpike Rev., “B”, 5.25%, 12/01/2050	1,000,000	1,075,579
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	740,000	774,950
		$5,394,400
Transportation - Special Tax – 1.1%
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	$2,000,000	$2,123,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 11.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	$1,000,000	$976,024
Allegheny County, PA, Higher Education Building Authority, University Rev. (Dusquesne University), 4.5%, 3/01/2050	1,000,000	987,858
Commonwealth of Pennsylvania State Public School Building Authority, College Rev. (Community College of Philadelphia Project), BAM, 5%, 6/15/2046	350,000	369,723
Cumberland County, PA, Municipal Authority Rev. (Dickinson College Project), 4.5%, 5/01/2051	1,000,000	988,348
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	284,395
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	819,841
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,547,780
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2049	1,000,000	1,001,277
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	69,710
Northampton County, PA, General Purpose Authority, College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,003,746
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	947,500
Pennsylvania Economic Development Authority Rev. (Villanova University Project), 5%, 8/01/2049	1,000,000	1,045,632
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,795,870
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B-1”, AGM, 5.25%, 11/01/2048	1,000,000	1,064,012
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	1,007,886
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,279,283
Pennsylvania State University, “A”, 5.25%, 9/01/2052	2,000,000	2,110,758
Pennsylvania System of Higher Education Rev., Temple University, AGM, 5%, 4/01/2044	1,285,000	1,394,820
Philadelphia, PA, Authority for Industrial Development, University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,041,798
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,126,657
State Public School Building Authority (Commonwealth of Pennsylvania), College Rev.(Community College of Philadelphia Project), “A”, BAM, 5%, 6/15/2045	425,000	453,111
		$22,316,029
Universities - Dormitories – 0.7%
Chester County, PA, Industrial Development Authority, Student Housing Rev. (West Chester University of Pennsylvania), “A”, BAM, 4%, 8/01/2048	$1,500,000	$1,378,290
Utilities - Municipal Owned – 0.8%
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “17A”, AGM, 5.25%, 8/01/2054	$1,500,000	$1,582,157
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,099
		$1,597,256
Utilities - Other – 3.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$935,000	$982,614
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	145,000	151,999
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	825,000	867,706
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	979,500
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	550,000	591,700
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	337,264
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	845,000	886,776
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	554,167
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	849,322
		$6,201,048
Water & Sewer Utility Revenue – 6.7%
Allegheny County, PA, Sanitary Authority Sewer Rev., 5%, 12/01/2050	$1,500,000	$1,573,611
Allegheny County, PA, Sanitary Authority Sewer Rev., 5%, 6/01/2053	1,000,000	1,036,029
Allegheny County, PA, Sanitary Authority Sewer Rev., 5.25%, 12/01/2058 (u)	1,000,000	1,058,619
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 4.25%, 12/01/2047	2,000,000	2,002,287
Erie County, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,029,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Erie County, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	$995,000	$922,453
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,011,468
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	205,000	210,355
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,035,627
Philadelphia, PA, Water & Wastewater Rev., “B”, AGM, 5.5%, 9/01/2053	1,000,000	1,074,860
Philadelphia, PA, Water & Wastewater Rev., “C”, AGM, 5.25%, 9/01/2054	1,000,000	1,055,850
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 5%, 9/01/2048	1,000,000	1,054,145
		$13,064,933
Total Municipal Bonds		$192,872,345
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$233,221	$84,755
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$235,359	$169,164
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.67% (v)	1,902,328	$1,902,328

Other Assets, Less Liabilities – (0.1)%		(274,811)
Net Assets – 100.0%		$194,753,781

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,902,328 and
$193,126,264, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,855,866, representing 3.0% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024	1/08/2021-10/05/2021	$183,622	$184,500
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$193,041,509	$—	$193,041,509
U.S. Corporate Bonds	—	84,755	—	84,755
Investment Companies	1,902,328	—	—	1,902,328
Total	$1,902,328	$193,126,264	$—	$195,028,592
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,642,740	$13,347,559	$13,087,859	$(99)	$(13)	$1,902,328

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,587	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
Pennsylvania	87.6%
Puerto Rico	2.0%
Alabama	1.8%
New York	1.7%
Illinois	0.9%
South Carolina	0.9%
California	0.7%
Tennessee	0.7%
Maryland	0.6%
Wisconsin	0.6%
Florida	0.3%
Guam	0.3%
New Jersey	0.3%
Ohio	0.3%
U.S. Virgin Islands	0.3%
Colorado	0.2%
New Hampshire	0.2%
Texas	0.1%
Virginia (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.